Cover	Oct. 26, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Oct. 26, 2026
Entity Registrant Name	Hamilton Insurance Group, Ltd.
Entity Incorporation, State or Country Code	D0
Entity File Number	001-41862
Entity Tax Identification Number	98-1153847
Entity Address, Address Line One	Wellesley House North, 1st Floor
Entity Address, Address Line Two	90 Pitts Bay Road
Entity Address, City or Town	Pembroke
Entity Address, Country	BM
Entity Address, Postal Zip Code	HM 08
City Area Code	441
Local Phone Number	405-5200
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Class B common shares, par value $0.01 per share
Trading Symbol	HG
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001593275